Financial Instruments (Details) - Schedule of Additional Bank Lines of Credit that Company has Disposal to Reduce Liquidity Risk - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Additional Bank Lines of Credit that Company Has Disposal to Reduce Liquidity Risk [Abstract]
Bank loans credit lines	$ 200,000	$ 200,000
Draw balances	166,408	169,035
Undrawn balances	$ 33,592	$ 30,965